Summary of significant differences between accounting principles followed by the Company and U.S. Generally Accepted Accounting Principles (Details textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Summary of significant differences between accounting principles followed by the Company and U.S. Generally Accepted Accounting Principles [Line Items]
Impairment loss		$ 21,620	$ 0
Recognition of Provisions Terms	For the purposes of IAS 37, “probable” is defined as more likely than not and refers to a probability of greater than 50%.
Bottom of range [member]
Disclosure of Summary of significant differences between accounting principles followed by the Company and U.S. Generally Accepted Accounting Principles [Line Items]
Percentage of Events Likely To Occur	70.00%
Top of range [member]
Disclosure of Summary of significant differences between accounting principles followed by the Company and U.S. Generally Accepted Accounting Principles [Line Items]
Percentage of Events Likely To Occur	80.00%
Yanacocha mine [Member]
Disclosure of Summary of significant differences between accounting principles followed by the Company and U.S. Generally Accepted Accounting Principles [Line Items]
Impairment loss			889,000
Yanacocha mine [Member] | US GAAP [Member]
Disclosure of Summary of significant differences between accounting principles followed by the Company and U.S. Generally Accepted Accounting Principles [Line Items]
Impairment loss			$ 973,000